Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Borrowings [abstract]
Schedule of composition of borrowings
Borrowings of the Group at period-end include the following:

	Year ended December 31
in € thousand	2025	2024
NON-CURRENT
Borrowings and other loans	161,261	166,521
CURRENT
Borrowings and other loans	17,905	20,852
TOTAL BORROWINGS	179,167	187,373

Schedule of maturity analysis of non-current borrowings
The table below analyzes the Group’s financial liabilities into relevant maturity groupings based on the remaining period from the balance sheet date to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.
Balance as at December 31, 2025

in € thousand	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	Over 5 years	Total
Borrowings	17,905	33,439	215,495	851	267,690
Lease liabilities	2,739	5,572	5,414	14,357	28,082
Refund liabilities	10,814	6,684	—	—	17,498
Trade payables and accruals	24,540	—	—	—	24,540
Tax and employee-related liabilities (1)	12,642	—	—	—	12,642
Other liabilities	7	—	—	—	7
TOTAL	68,648	45,696	220,908	15,208	350,460
(1)    Social security and other tax payables are excluded from the tax and employee-related liabilities balance, as this analysis is required for financial instruments only.

Balance as at December 31, 2024

in € thousand	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	Over 5 years	Total
Borrowings	20,852	132,489	33,349	683	187,373
Lease liabilities	2,508	5,203	5,083	16,147	28,941
Refund liabilities	19,650	6,491	—	—	26,141
Trade payables and accruals	35,522	—	—	—	35,522
Tax and employee-related liabilities (1)	13,107	—	—	—	13,107
Other liabilities	79	—	—	—	79
TOTAL	91,719	144,183	38,432	16,829	291,163
(1)    Social security and other tax payables are excluded from the tax and employee-related liabilities balance, as this analysis is required for financial instruments only.
The maturity of the borrowings is as follows:

	Year ended December 31
in € thousand	2025	2024
Between 1 and 3 years	28,715	132,489
Between 3 and 5 years	131,953	33,349
Over 5 years	594	683
NON-CURRENT BORROWINGS	161,261	166,521
Current borrowings	17,905	20,852
TOTAL BORROWINGS	179,167	187,373

Schedule of borrowings by denominated currency
The carrying amounts of the Group’s borrowings are denominated in the following currencies:

	Year ended December 31
in € thousand	2025	2024
Borrowings denominated in EUR	3,144	3,540
Borrowings denominated in USD	176,022	183,833
TOTAL BORROWINGS	179,167	187,373

Schedule of reconciliation of loan
The Pharmakon Loan Agreement is included in the balance sheet item “Borrowings”. The Pharmakon Loan Agreement and the previous D&O Loan Agreement, which the Pharmakon Loan superseded and fully replaced during the fourth quarter of 2025, developed as follows:

in € thousand	2025	2024
BALANCE AS AT JANUARY 1	180,841	167,520
Proceeds of issue	182,979	—
Transaction costs	(10,130)	(944)
Principal repayment	(170,213)	—
Accrued interest	28,403	22,530
Payment of interest	(17,558)	(18,978)
Exchange rate difference	(20,916)	10,713
BALANCE AS AT CLOSING DATE	173,407	180,841
Less: non-current portion	(156,710)	(161,420)
CURRENT PORTION	16,697	19,421